Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets [Abstract]
Goodwill	The reported amount of goodwill as of December 31 was as follows:
	Gross Carrying Amount
	2025	2024
Goodwill	$7,319	$7,319

Acquired Intangible Assets	Acquired intangible assets were as follows at year-end:

	2025		2024
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortized intangible assets:
Core deposit intangibles	$—	$—	$738	$738